Annual Fund Operating Expenses	0 Months Ended
	Oct. 01, 2011
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.36%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.20%	[1]
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[1]
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Growth Balanced Fund) | Class C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.62%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	2.11%
Fee Waivers	(0.16%)
Total Annual Fund Operating Expenses After Fee Waiver	1.95%	[1]
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class A
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	1.34%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[2]
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class B
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[2]
(Wells Fargo Allocation Funds - Classes A, B, C) | (WFA Moderate Balanced Fund) | Class C
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	0.75%
Other Expenses	0.63%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	2.09%
Fee Waivers	(0.19%)
Total Annual Fund Operating Expenses After Fee Waiver	1.90%	[2]
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Conservative Allocation Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.60%
Acquired Fund Fees and Expenses	0.42%
Total Annual Fund Operating Expenses	1.27%
Fee Waivers	(0.42%)
Total Annual Fund Operating Expenses After Fee Waiver	0.85%	[2]
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Growth Balanced Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.46%
Acquired Fund Fees and Expenses	0.49%
Total Annual Fund Operating Expenses	1.20%
Fee Waivers	(0.25%)
Total Annual Fund Operating Expenses After Fee Waiver	0.95%	[1]
(Wells Fargo Allocation Funds - Administrator Class) | (WFA Moderate Balanced Fund) | Administrator Class
Operating Expenses:
Management Fees	0.25%
Distribution (12b-1) Fees	none
Other Expenses	0.47%
Acquired Fund Fees and Expenses	0.46%
Total Annual Fund Operating Expenses	1.18%
Fee Waivers	(0.28%)
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[2]

[1]	The Adviser has committed through July 18, 2013, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.
[2]	The Adviser has committed through September 30, 2012, to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, including the underlying master portfolios' fees and expenses, and excluding certain other expenses at the amounts shown above. After this time, the cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.